Convertible Loan (Details Textual)		1 Months Ended			12 Months Ended
	Sep. 29, 2017 USD ($)	Oct. 17, 2017 CAD ($) $ / shares	Oct. 17, 2017 USD ($) $ / shares	Jul. 31, 2017 CAD ($) $ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Sep. 29, 2017 $ / shares
Unsecured Convertible Loan [Line Items]
Conversion price of loan per unit | $ / shares							$ 1
Issue of convertible instruments						$ 39,130
Conversion to common shares	$ 1,000,034
September 7, 2016 [Member]
Unsecured Convertible Loan [Line Items]
Unsecured convertible loan				$ 300,000		243,676
Unsecured convertible loan issuance date				Sep. 07, 2016
Conversion price of loan per unit | $ / shares				$ 1
Warrant share converstion description

Each unit consisted of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of $2 per warrant share for a period of five years from September 7, 2016. Previously, on October 5, 2016, the Company issued 26,250 units at a price of $1 per unit with a fair value of $43,102 for third party finder’s fees regarding the convertible loan.

Amount allocated to equity on issue of convertible loan						(39,130)
Issue of convertible instruments						300,000
Conversion to common shares					(291,439)
Convertible Loan Interest Percentage				15.00%
July 31, 2017 [Member]
Unsecured Convertible Loan [Line Items]
Unsecured convertible loan				$ 1,000,034
Unsecured convertible loan issuance date				Jul. 31, 2017	Jul. 31, 2018
Conversion price of loan per unit | $ / shares				$ 1
Warrant share converstion description				Each unit consisted of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of $2 per warrant share for a period of five years from July 31, 2017. On September 30, 2017, the Company issued 100,001 common shares at a price of $1 per share with a fair value of $100,001 for third party finder's fees regarding the convertible loan.
Amount allocated to equity on issue of convertible loan					$ (130,439)
Issue of convertible instruments					1,000,034
Conversion to common shares					$ (818,969)
Convertible Loan Interest Percentage					15.00%
October 17, 2017 [Member]
Unsecured Convertible Loan [Line Items]
Unsecured convertible loan
Issued an unsecured convertible loan		$ 1,441,191	$ 1,152,289
Warrant Price | (per share)		$ 4.4897	$ 3.60
Warrant share converstion description		Each unit consists of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of USD $7.20 per share for a period of five years from date of issue. On November 27, 2017, the Company issued 32,008 common shares at a price of USD $6 (CAD $7.47) per share with a fair value of USD $192,048 (CAD $244,010) for third party finder's fees regarding the convertible loan.	Each unit consists of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of USD $7.20 per share for a period of five years from date of issue. On November 27, 2017, the Company issued 32,008 common shares at a price of USD $6 (CAD $7.47) per share with a fair value of USD $192,048 (CAD $244,010) for third party finder's fees regarding the convertible loan.
Issue of convertible instruments					1,441,191
Amount allocated to fair value of conversion feature					(708,319)
Amount allocated to fair value of warrants					(732,772)
Conversion to common shares					$ (100)
Convertible Loan Interest Percentage		15.00%	15.00%